Cover	Nov. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2024
Entity File Number	001-37973
Entity Registrant Name	NI Holdings, Inc.
Entity Central Index Key	0001681206
Entity Tax Identification Number	81-2683619
Entity Incorporation, State or Country Code	ND
Entity Address, Address Line One	1101 First Avenue North
Entity Address, City or Town	Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58102
City Area Code	(701)
Local Phone Number	298-4200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NODK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false